Bonds - Additional Information (Detail) S/ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Aug. 23, 2017 USD ($)	Jul. 31, 2015 PEN (S/)	Feb. 28, 2015 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2017 USD ($)	Jul. 25, 2016 PEN (S/)	Jan. 25, 2016 PEN (S/)	Dec. 31, 2015	Jul. 23, 2015 PEN (S/)
Disclosure of detailed information about borrowings [line items]
Maximum proforma gearing ratio				400.00%
Fair value of bonds				S/ 1,040.0	S/ 1,055.0
Mizuho Bank Ltd And Sumitomo Mitsui Banking Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Working capital loan | $						$ 80
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				11.22%	8.90%	11.22%			9.50%
Top of range [member] | Concession Agreement [member]
Disclosure of detailed information about borrowings [line items]
Sale and purchase agreement | $	$ 316
Top of range [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				13.80%	14.30%	13.80%
Discounted cash flows rates				6.63%	7.99%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				7.00%	6.75%	7.00%			5.30%
Bottom of range [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				2.40%	1.30%	2.40%
Discounted cash flows rates				4.49%	4.20%
GyM Ferrovias S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Issue of corporate bonds			S/ 629.0
Costs of bonds issue			S/ 22.0
Maturity period of bonds			November 2039
Interest rate			4.75%
Bonds amortized				S/ 19.1	S/ 21.9
Accrued interest and VAC adjustments payable				S/ 52.3	S/ 34.5
Minimum debt service coverage ratio					120.00%
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Costs of bonds issue		S/ 3.9
Minimum debt service coverage ratio				130.00%
Interest payables				S/ 4.4	S/ 4.9
Norvial S.A. [member] | Bonds six point seven five percentage [member]
Disclosure of detailed information about borrowings [line items]
Issue of corporate bonds		365.0
Costs of bonds issue		S/ 80.0
Maturity period of bonds		5 years
Interest rate		6.75%
Norvial S.A. [member] | BondsEightPointThreeSevenFivePercentage [member]
Disclosure of detailed information about borrowings [line items]
Costs of bonds issue		S/ 285.0
Maturity period of bonds		11.5 years
Interest rate		8.375%
Disbursement amount							S/ 80.0	S/ 100.0		S/ 105.0